ACCRUALS AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
ACCRUALS AND OTHER CURRENT LIABILITIES
Professional service fees	$ 1,398,006	$ 1,182,056
Payroll and related liabilities	1,784,589	1,097,013
Other taxes and surcharge	467,531	480,704
Others	26,147	56,265
Accruals and other current liabilities	$ 3,676,273	$ 2,816,038